Annual Operating Expenses {- Fidelity Treasury Only Money Market Fund} - 04.30 Fidelity Hereford Street Trust Money Market Combo Retail Prospectus-10 - Fidelity Treasury Only Money Market Fund - Fidelity Treasury Only Money Market Fund
	Jun. 29, 2022
Operating Expenses:
Management fee	0.42%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.42%	[1]

[1]

(a)In order to avoid a negative yield, Fidelity Management & Research Company LLC (FMR) may reimburse expenses or waive fees of Fidelity® Treasury Only Money Market Fund. Any such waivers or expense reimbursement would be voluntary and could be discontinued at any time. There is no guarantee that Fidelity® Treasury Only Money Market Fund will be able to avoid a negative yield.